Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]1
Schedule of Other Income
7.
Other income

Other income consist of the following:

	Year ended December 31,
	2025	2024		2023
	(Euros in thousands)
Grants and other reimbursements from government agencies	4,647	—	—	—
Other	87	78	—	1,139
Total	4,734	78		1,139

Immatics GmbH claimed the tax research allowance under the German Research Allowance Act (FZulG) for eligible research and development activities. The research allowance is treated as a government grant and the allowance of €4.6 million was recognized as other income with the intention to compensate costs which occurred between 2021 and 2025. The allowance of €4.6 million has not yet been paid and is presented as other current assets.

The granting of the research allowance is contingent upon the recognition of the underlying research and development projects as well as a possible subsequent review by the competent authorities. According to the company's assessment, there are no significant uncertainties or risk of repayment as of December 31, 2025.